Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum lease payments under operating leases due for the fiscal years ending December 31, 2014 are as follows:
In thousands of U.S. Dollars	December 31,
2015	841
2016	177
TOTAL	1,018